Derivatives (Concentration Risk) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Concentration Risk	$ 1,382	$ 1,394
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	88.00%	81.00%
Concentration Risk	$ 1,215	$ 1,141
Accounts Receivable [Member] | A- Rating [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	4.00%	4.00%
Concentration Risk	$ 49	$ 55
Accounts Receivable [Member] | BBB- to BBB+ Rating [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	5.00%	4.00%
Concentration Risk	$ 70	$ 61
Accounts Receivable [Member] | Not Rated [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	8.00%	7.00%
Concentration Risk	$ 108	$ 96
Accounts Receivable [Member] | CCC- to CCC+ [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Concentration Risk	$ 8	$ 0
Accounts Receivable, Residential [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	28.00%	23.00%
Concentration Risk	$ 384	$ 326
Accounts Receivable, Commercial [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%	11.00%
Concentration Risk	$ 182	$ 161
Accounts Receivable, Industrial [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	4.00%	3.00%
Concentration Risk	$ 57	$ 46
Accounts Receivable, Other [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	6.00%	7.00%
Concentration Risk	$ 84	$ 96
Regulated utilities [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	51.00%	44.00%
Concentration Risk	$ 707	$ 629
Trading group [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.00%	15.00%
Concentration Risk	$ 235	$ 212
Other Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.00%	22.00%
Concentration Risk	$ 273	$ 300
Derivative [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	19.00%
Concentration Risk	$ 167	$ 253
Derivative [Member] | A- Rating [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	9.00%	15.00%
Concentration Risk	$ 130	$ 207
Derivative [Member] | BBB- to BBB+ Rating [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	1.00%	1.00%
Concentration Risk	$ 9	$ 10
Derivative [Member] | Not Rated [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	2.00%	3.00%
Concentration Risk	$ 28	$ 36
Assets, Total [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	100.00%	100.00%